UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number: 028-11557

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:  Shawn R. singh, Esq.
Title:     General Counsel
Phone:     212-371-4063
Signature, Place and Date of Signing:

Shawn R. Singh, New York, NY October 16, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    133394

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ANNALY CAPITAL MGMT INC        OPTIONS - PUTS   99AGG57L5     1727   128400 SH  PUT  SOLE                      0        0   128400
D CENTRAL EUROPEAN MED IA ENTERP COMMON STOCK     G20045202     8744   133702 SH       SOLE                      0        0   133702
D CORE LABORATORIES NL G0.03 ORD COMMON STOCK     N22717107     1266    12496 SH       SOLE                      0        0    12496
D MASTERCARD INC CL A COM STK    COMMON STOCK     57636Q104    35466   200000 SH       SOLE                      0        0   200000
D MASTERCARD INC CL A COM STK    OPTIONS - CALLS  99O9WVHG1    12289    69300 SH  CALL SOLE                      0        0    69300
D MASTERCARD INC CL A COM STK    OPTIONS - CALLS  99O9WVHT3      833     4700 SH  CALL SOLE                      0        0     4700
D PEOPLES UNITED FINANCIAL INC C COMMON STOCK     712704105    33268  1728197 SH       SOLE                      0        0  1728197
D ROGERS COMMUNICATION S INC CAD COMMON STOCK     775109200    10803   325000 SH       SOLE                      0        0   325000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - CALLS  99OB7GSV2    28998   250000 SH  CALL SOLE                      0        0   250000
S REPORT SUMMARY                  9 DATA RECORDS              133394        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED